Non-controlling Interests - Summary of Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Royalty revenues	$ 572
Research and development expenses	(56,826)	$ (75,114)	$ (84,858)
Impairment loss	(20,859)	(12,366)	(149,952)
Net loss	(118,757)	(206,753)	(237,896)
Total non-controlling interests	(832)	(1,044)	(42,530)
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Royalty revenues	572	585	839
Royalty expenses	(128)	(132)	(190)
Research and development expenses	(196)	(215)	(179)
Administration and other expenses	(1,506)	(896)	(1,001)
Impairment loss		(129)
Net loss	(1,258)	(787)	(531)
Total non-controlling interests	$ (832)	(713)	(641)
NantPro
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Research and development expenses		(1,213)	(10,556)
Administration and other expenses		(13)	(131)
Impairment loss			(141,025)
Net loss		(1,226)	(151,712)
Total non-controlling interests		$ (331)	$ (40,962)